Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,703,160,548.82
Previously Paid Amount	0.00
Total Fee Amount	235,206.48
Total Offset Amount	0.00
Net Fee	235,206.48
Narrative - Max Aggregate Offering Price	$ 1,703,160,548.82
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true